INTEGRITY HIGH INCOME FUND

Schedule of Investments – October 31, 2024 (unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS (93.7%)
Communication Services (14.7%)
Altice France SA/France - 144A 5.500% 01/15/2028	200,000	$155,200
Arches Buyer Inc - 144A 4.250% 06/01/2028 Callable @ 101.063 12/01/2024	80,000	73,347
Arches Buyer Inc - 144A 6.125% 12/01/2028 Callable @ 101.531 12/01/2024	17,000	14,959
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028 Callable @ 100.000 08/01/2025	384,000	371,469
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 06/01/2029 Callable @ 101.791 06/01/2025	188,000	179,472
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 03/01/2030 Callable @ 101.583 09/01/2025	475,000	432,148
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.500% 08/15/2030 Callable @ 102.250 02/15/2025	495,000	442,115
* CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.250% 02/01/2031 Callable @ 102.125 07/01/2025	308,000	267,926
CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 05/01/2032 Callable @ 102.250 05/01/2026	35,000	29,781
CSC Holdings LLC - 144A 6.500% 02/01/2029 Callable @ 102.167 02/01/2025	400,000	338,124
CSC Holdings LLC - 144A 5.750% 01/15/2030 Callable @ 102.875 01/15/2025	200,000	104,926
Lumen Tech Inc - 144A 4.500% 01/15/2029 Callable @ 101.125 01/15/2025	35,000	27,300
Cinemark USA Inc - 144A 5.250% 07/15/2028 Callable @ 101.313 07/15/2025	45,000	44,153
Cinemark USA Inc - 144A 7.000% 08/01/2032 Callable @ 103.500 08/01/2027	20,000	20,496
Clear Channel Outdoor Holdings Inc - 144A 9.000% 09/15/2028 Callable @ 104.500 09/15/2025	30,000	31,512
DIRECTV Holdings LLC / DIRECTV Financing Co Inc - 144A 5.875% 08/15/2027 Callable @ 101.469 08/15/2025	177,000	170,444
DISH Network Corp 3.375% 08/15/2026	73,000	61,292
* DISH Network Corp - 144A 11.750% 11/15/2027 Callable @ 100.000 05/15/2025	237,000	249,470
(3)(4) Entercom Media Corp - 144A 6.500% 05/01/2027 Callable @ 100.000 05/01/2025	130,000	3,575
Frontier Communications Corp - 144A 5.875% 10/15/2027 Callable @ 100.000 10/15/2025	4,000	3,991
Frontier Communications Corp - 144A 5.000% 05/01/2028 Callable @ 101.250 05/01/2025	195,000	191,831
Frontier Communications Corp - 144A 6.750% 05/01/2029 Callable @ 101.688 05/01/2025	9,000	8,953
FRONTIER COMM HLDGS LLC 5.875% 11/01/2029 Callable @ 102.938 11/01/2024	14,737	14,427
Frontier Communications Holdings LLC - 144A 6.000% 01/15/2030 Callable @ 101.500 10/15/2025	27,000	26,421
Frontier Communications Holdings LLC - 144A 8.750% 05/15/2030 Callable @ 140.375 05/15/2025	49,000	51,873
Gray Escrow Inc - 144A 7.000% 05/15/2027 Callable @ 100.000 05/15/2025	82,000	79,782
Gray Escrow II Inc - 144A 5.375% 11/15/2031 Callable @ 102.688 11/15/2026	44,000	27,176
Gray Television Inc - 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	168,000	105,658
Gray Television Inc - 144A 10.500% 07/15/2029 Callable @ 105.250 07/15/2026	195,000	202,473
iHeartCommunications Inc 6.375% 05/01/2026	229,731	194,268
iHeartCommunications Inc 8.375% 05/01/2027	244,489	126,763
iHeartCommunications Inc - 144A 5.250% 08/15/2027	170,000	114,335
* Intelsat SA - 144A 6.500% 03/15/2030 Callable @ 100.000 03/15/2025	370,000	348,613
Level 3 Financing Inc - 144A 11.000% 11/15/2029 Callable @ 105.500 03/22/2027	25,000	28,208
Level 3 Financing Inc - 144A 4.875% 06/15/2029 Callable @ 102.313 03/22/2026	100,000	85,500
Level 3 Financing Inc - 144A 4.500% 04/01/2030 Callable @ 102.125 03/22/2026	45,000	35,997
Level 3 Financing Inc - 144A 3.875% 10/15/2030 Callable @ 101.813 03/22/2025	39,000	29,640
Live Nation Entertainment Inc - 144A 4.875% 11/01/2024	34,000	34,000
Live Nation Entertainment Inc - 144A 5.625% 03/15/2026	70,000	69,703
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027 Callable @ 100.000 10/15/2025	165,000	160,543
Live Nation Entertainment Inc - 144A 6.500% 05/15/2027	288,000	291,992
Live Nation Entertainment Inc - 144A 3.750% 01/15/2028 Callable @ 101.875 01/15/2025	47,000	44,500
Lumen Technologies Inc - 144A 5.375% 06/15/2029 Callable @ 101.344 06/15/2025	70,000	54,451
Lumen Technologies Inc - 144A 4.125% 04/15/2029 Callable @ 100.000 02/15/2025	84,886	74,275
Lumen Technologies Inc - 144A 4.125% 04/15/2030 Callable @ 100.000 02/15/2025	139,665	118,366
Lumen Technologies Inc - 144A 4.125% 04/15/2030 Callable @ 100.000 02/15/2025	137,411	116,456
Mav Acquisition Corp - 144A 5.750% 08/01/2028 Callable @ 101.438 08/01/2025	80,000	78,212
Midas OpCo Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 101.406 08/15/2025	108,000	102,702
Midcontinent Communications - 144A 8.000% 08/15/2032 Callable @ 104.000 08/15/2027	50,000	50,892
News Corp - 144A 3.875% 05/15/2029	97,000	90,267
News Corp - 144A 5.125% 02/15/2032 Callable @ 102.563 02/15/2027	40,000	38,327
Nexstar Broadcasting Inc - 144A 4.750% 11/01/2028 Callable @ 101.188 11/01/2024	256,000	240,708
Nexstar Escrow Inc - 144A 5.625% 07/15/2027 Callable @ 100.000 07/15/2025	169,000	166,058
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 5.000% 08/15/2027	17,000	16,743
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 4.625% 03/15/2030 Callable @ 102.313 03/15/2025	35,000	32,556
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 4.250% 01/15/2029 Callable @ 101.063 01/15/2025	8,000	7,502
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 7.375% 02/15/2031 Callable @ 103.688 11/15/2026	32,000	33,793
SBA Communications Corp 3.125% 02/01/2029 Callable @ 100.781 02/01/2025	58,000	52,780
Scripps Escrow Inc - 144A 5.875% 07/15/2027 Callable @ 100.000 07/15/2025	55,000	48,915
Sirius XM Radio Inc - 144A 5.500% 07/01/2029 Callable @ 101.833 07/01/2025	234,000	226,993
Sirius XM Radio Inc - 144A 4.000% 07/15/2028 Callable @ 101.000 07/15/2025	146,000	136,165
Sirius XM Radio Inc - 144A 3.875% 09/01/2031 Callable @ 101.938 09/01/2026	70,000	60,149
TEGNA Inc 5.000% 09/15/2029 Callable @ 101.667 09/15/2025	40,000	37,344
Telecom Italia Capital SA 6.375% 11/15/2033	12,000	12,126
United States Cellular Corp 6.700% 12/15/2033	75,000	80,923
Univision Communications Inc - 144A 7.375% 06/30/2030 Callable @ 103.688 06/30/2025	111,000	106,540
Univision Communications Inc - 144A 8.000% 08/15/2028 Callable @ 104.000 08/15/2025	73,000	74,174
		7,351,773

Consumer Discretionary (19.4%)
Acushnet Co - 144A 7.375% 10/15/2028 Callable @ 103.688 10/15/2025	19,000	19,812
Adient Global Holdings Ltd - 144A 7.000% 04/15/2028 Callable @ 103.500 04/15/2025	3,000	3,048
Adient Global Holdings Ltd - 144A 8.250% 04/15/2031 Callable @ 104.125 04/16/2026	82,000	84,905
Allison Transmission Inc - 144A 5.875% 06/01/2029 Callable @ 101.958 06/01/2025	114,000	113,639
Amer Sports Co - 144A 6.750% 02/16/2031 Callable @ 103.375 02/16/2027	80,000	81,270
American Axle & Manufacturing Inc 6.500% 04/01/2027 Callable @ 100.000 04/01/2025	88,000	87,713
American Axle & Manufacturing Inc 6.250% 03/15/2026	4,000	3,984
American Axle & Manufacturing Inc 6.875% 07/01/2028	111,000	109,857
Aramark Services Inc - 144A 5.000% 02/01/2028 Callable @ 100.834 02/01/2025	145,000	142,389
Asbury Automotive Group Inc 4.500% 03/01/2028 Callable @ 100.000 03/01/2025	82,000	79,160
Asbury Automotive Group Inc 4.750% 03/01/2030 Callable @ 102.375 03/01/2025	11,000	10,352
Asbury Automotive Group Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	75,000	70,222
Boyne USA Inc - 144A 4.750% 05/15/2029 Callable @ 101.188 05/15/2025	86,000	82,016
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	170,000	166,441
CD&R Smokey Buyer Inc / Radio Systems Corp 144A 9.500% 10/15/2029 Callable @ 104.750 10/15/2026	70,000	70,875
Caesars Entertainment Inc - 144A 4.625% 10/15/2029 Callable @ 101.156 10/15/2025	89,000	83,482
Caesars Entertainment Inc - 144A 6.500% 02/15/2032 Callable @ 103.250 02/15/2027	54,000	54,768
Carnival Corp - 144A 7.625% 03/01/2026 Callable @ 100.000 03/01/2025	25,000	25,175
Carnival Corp - 144A 5.750% 03/01/2027 Callable @ 100.000 12/01/2026	76,000	76,221
Carnival Corp - 144A 4.000% 08/01/2028 Callable @ 100.000 05/01/2028	69,000	65,776
Carnival Corp - 144A 6.000% 05/01/2029 Callable @ 103.000 11/01/2024	29,000	29,047
Carnival Corp - 144A 7.000% 08/15/2029 Callable @ 103.500 08/15/2026	29,000	30,314
Carnival Holdings Bermuda Ltd - 144A 10.375% 05/01/2028 Callable @ 105.188 05/01/2025	204,000	218,985
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op 5.375% 04/15/2027 Callable @ 100.000 04/15/2025	40,000	39,697
Cedar Fair LP 5.250% 07/15/2029 Callable @ 101.750 07/15/2025	35,000	33,714
Clarios Global LP / Clarios US Finance Co - 144A 6.750% 05/15/2028 Callable @ 103.375 05/15/2025	57,000	58,344
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027	231,000	223,916
Clear Channel Outdoor Holdings Inc - 144A 7.750% 04/15/2028 Callable @ 101.938 04/15/2025	194,000	172,176
Clear Channel Outdoor Holdings Inc - 144A 7.500% 06/01/2029 Callable @ 101.875 06/01/2025	98,000	83,886
(5) Cooper- 144A Standard Automotive Inc - 13.500% (0.00% PIK) 03/31/2027 Callable @ 104.500 01/31/2025	300,715	320,901
(5) Cooper- 144A Standard Automotive Inc - 5.625% (0.00% PIK) 05/15/2027 Callable @ 102.810 01/31/2025	180,842	149,037
Dana Inc 5.625% 06/15/2028 Callable @ 100.000 06/15/2025	67,000	65,159
* DISH DBS Corp 5.875% 11/15/2024	686,000	680,771
DISH DBS Corp 7.750% 07/01/2026	193,000	163,204
DISH DBS Corp - 144A 5.250% 12/01/2026 Callable @ 100.000 06/01/2026	345,000	319,327
DISH DBS Corp - 144A 5.750% 12/01/2028 Callable @ 100.000 12/01/2027	65,000	56,812
Dornoch Debt Merger Sub Inc - 144A 6.625% 10/15/2029 Callable @ 101.656 10/15/2025	110,000	92,925
EMRLD Borrower LP / Emerald Co- 144A Issuer Inc - 6.750% 07/15/2031 Callable @ 103.375 07/15/2027	26,000	26,583
Caesars Entertainment Inc - 144A 8.125% 07/01/2027 Callable @ 100.000 07/01/2025	44,000	44,861
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	17,000	16,948
Garda World Security Corp - 144A 9.500% 11/01/2027 Callable @ 100.000 11/01/2024	90,000	90,080
Gap Inc/The - 144A 3.625% 10/01/2029 Callable @ 100.906 10/01/2025	108,000	96,927
Garda World Security Corp - 144A 4.625% 02/15/2027 Callable @ 100.000 02/15/2025	30,000	29,211
Garda World Security Corp - 144A 6.000% 06/01/2029 Callable @ 101.500 06/01/2025	59,000	55,298
Garda World Security Corp - 144A 8.250% 08/01/2032 Callable @ 104.125 08/01/2027	60,000	59,882
Garda World Security Corp - 144A 8.375% 11/15/2032 Callable @ 104.188 11/15/2027	30,000	30,011
Wrangler Holdco Corp - 144A 6.625% 04/01/2032 Callable @ 103.313 04/01/2027	24,000	24,506
Goodyear Tire & Rubber Co/The 5.250% 04/30/2031 Callable @ 100.000 01/30/2031	31,000	27,228
Goodyear Tire & Rubber Co/The 5.000% 07/15/2029 Callable @ 100.000 04/15/2029	126,000	114,096
Goodyear Tire & Rubber Co/The 5.250% 07/15/2031 Callable @ 100.000 04/15/2031	75,000	65,918
Group 1 Automotive Inc - 144A 6.375% 01/15/2030 Callable @ 103.188 07/15/2026	26,000	26,138
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	34,576
Hanesbrands Inc - 144A 9.000% 02/15/2031 Callable @ 104.500 02/15/2026	25,000	26,784
Hilton Domestic Operating Co Inc - 144A 5.750% 05/01/2028	38,000	38,087
Hilton Domestic Operating Co Inc - 144A 5.875% 04/01/2029 Callable @ 102.938 04/01/2026	27,000	27,231
Hilton Domestic Operating Co Inc - 144A 6.125% 04/01/2032 Callable @ 103.063 04/01/2027	27,000	27,267
Hilton Domestic Operating Co Inc - 144A 5.875% 03/15/2033 Callable @ 102.938 03/15/2028	59,000	58,964
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027 Callable @ 100.000 04/01/2025	78,000	77,419
Hughes Satellite Systems Corp 6.625% 08/01/2026	20,000	17,301
JELD- 144A WEN Inc - 7.000% 09/01/2032 Callable @ 103.500 09/01/2027	40,000	39,639
L Brands Inc 6.750% 07/01/2036	35,000	35,193
Bath & Body Works Inc - 144A 6.625% 10/01/2030 Callable @ 103.313 10/01/2025	30,000	30,037
MGM Resorts International 5.500% 04/15/2027 Callable @ 100.000 01/15/2027	90,000	89,808
MGM Resorts International 6.500% 04/15/2032 Callable @ 103.250 04/15/2027	52,000	51,996
MGM Resorts International 6.125% 09/15/2029 Callable @ 103.063 09/15/2026	56,000	55,793
Marriott Ownership Resorts Inc - 144A 4.500% 06/15/2029 Callable @ 101.125 06/15/2025	21,000	19,484
Mattel Inc - 144A 5.875% 12/15/2027 Callable @ 101.469 12/15/2024	68,000	68,746
NMG Holding Co Inc / Neiman Marcus Group LLC - 144A 8.500% 10/01/2028 Callable @ 102.125 04/01/2026	180,000	182,572
Newell Brands Inc 4.200% 04/01/2026 Callable @ 100.000 01/01/2026	153,000	153,334
Newell Brands Inc 5.625% 04/01/2036 Callable @ 100.000 10/01/2035	65,000	64,686
Newell Brands Inc 6.375% 09/15/2027 Callable @ 100.000 06/15/2027	35,000	35,363
Newell Brands Inc 6.625% 09/15/2029 Callable @ 100.000 06/15/2029	29,000	29,465
#Newell Brands Inc 6.625% 05/15/2032 Callable @ 100.000 02/15/2032	19,000	19,057
#Newell Brands Inc 6.375% 05/15/2030 Callable @ 100.000 02/15/2030	28,000	28,061
Nordstrom Inc 4.375% 04/01/2030 Callable @ 100.000 01/01/2030	2,000	1,817
PM General Purchaser LLC - 144A 9.500% 10/01/2028 Callable @ 100.000 10/01/2025	72,000	73,148
Panther BF Aggregator 2 LP / Panther Finance Co Inc - 144A 6.250% 05/15/2026	172,000	172,319
* Clarios Global LP / Clarios US Finance Co - 144A 8.500% 05/15/2027	164,000	164,788
* PetSmart Inc / PetSmart Finance Corp - 144A 4.750% 02/15/2028 Callable @ 101.188 02/15/2025	250,000	237,234
* Ryman Hospitality Properties Inc 4.750% 10/15/2027 Callable @ 100.000 10/15/2025	180,000	176,193
Realogy Group LLC / Realogy Co- 144A Issuer Corp - 5.250% 04/15/2030 Callable @ 102.625 04/15/2025	117,000	89,217
Resideo Funding Inc - 144A 6.500% 07/15/2032 Callable @ 103.250 07/15/2027	64,000	64,408
Royal Caribbean Cruises Ltd - 144A 6.250% 03/15/2032 Callable @ 103.125 03/15/2027	48,000	48,940
Royal Caribbean Cruises Ltd - 144A 6.000% 02/01/2033 Callable @ 103.000 08/01/2027	63,000	63,391
Royal Caribbean Cruises Ltd - 144A 5.625% 09/30/2031 Callable @ 102.813 09/30/2027	52,000	51,706
Service Corp International/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	77,000	68,218
Service Corp International/US 4.000% 05/15/2031 Callable @ 102.000 05/15/2026	19,000	17,132
(5) Shutterfly Finance LLC - 144A 8.500% (4.250% PIK) 10/01/2027 Callable @ 100.000 06/09/2025	178,179	157,688
Shutterfly Finance LLC - 144A 9.750% 10/01/2027 Callable @ 100.000 06/09/2025	20,730	20,840
Sirius XM Radio Inc - 144A 5.000% 08/01/2027 Callable @ 100.000 08/01/2025	166,000	162,624
Six Flags Entertainment Corp - 144A 7.250% 05/15/2031 Callable @ 103.625 05/15/2026	20,000	20,500
Six Flags Theme Parks Inc - 144A 7.000% 07/01/2025	35,000	34,970
Six Flags Entertainment Corp - 144A 6.625% 05/01/2032 Callable @ 103.313 05/01/2027	77,000	78,457
Sonic Automotive Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	112,000	102,840
Staples Inc - 144A 10.750% 09/01/2029 Callable @ 105.375 09/01/2026	190,000	184,221
Staples Inc - 144A 12.750% 01/15/2030 Callable @ 106.375 06/15/2027	87,863	69,869
Station Casinos LLC - 144A 4.500% 02/15/2028 Callable @ 100.000 02/15/2025	150,000	143,191
Superior Plus LP / Superior General Partner Inc - 144A 4.500% 03/15/2029 Callable @ 101.500 03/15/2025	56,000	51,651
Tempur Sealy International Inc - 144A 4.000% 04/15/2029 Callable @ 101.000 04/15/2025	154,000	141,607
Tempur Sealy International Inc - 144A 3.875% 10/15/2031 Callable @ 101.938 10/15/2026	34,000	29,577
US Foods Inc - 144A 4.750% 02/15/2029 Callable @ 101.188 02/15/2025	15,000	14,450
US Foods Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	68,000	64,519
Vail Resorts Inc - 144A 6.500% 05/15/2032 Callable @ 103.250 05/15/2027	38,000	38,923
VICI Properties LP / VICI Note Co Inc - 144A 4.250% 12/01/2026 Callable @ 100.000 12/01/2024	113,000	110,853
VICI Properties LP / VICI Note Co Inc - 144A 4.625% 12/01/2029 Callable @ 102.313 12/01/2024	118,000	113,352
VICI Properties LP / VICI Note Co Inc - 144A 3.750% 02/15/2027	5,000	4,828
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 4.625% 06/15/2025 Callable @ 100.000 03/15/2025	42,000	41,776
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 4.500% 09/01/2026 Callable @ 100.000 06/01/2026	15,000	14,802
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 4.500% 01/15/2028 Callable @ 100.000 10/15/2027	10,000	9,726
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027 Callable @ 100.000 04/15/2025	100,000	99,311
Vista Outdoor Inc - 144A 4.500% 03/15/2029 Callable @ 101.125 03/15/2025	144,000	146,530
Wand NewCo 3 Inc - 144A 7.625% 01/30/2032 Callable @ 103.813 01/30/2027	47,000	48,605
Wayfair LLC - 144A 7.250% 10/31/2029 Callable @ 103.625 10/31/2026	28,000	28,266
Weekley Homes LLC / Weekley Finance Corp - 144A 4.875% 09/15/2028 Callable @ 100.813 09/15/2025	49,000	46,822
William Carter Co/The - 144A 5.625% 03/15/2027	85,000	84,482
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.250% 05/15/2027 Callable @ 100.000 02/15/2027	25,000	24,815
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 5.125% 10/01/2029	218,000	211,404
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 6.250% 03/15/2033 Callable @ 103.125 09/15/2027	41,000	40,810
		9,658,690
Consumer Staples (4.0%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 5.875% 02/15/2028 Callable @ 100.000 08/15/2025	81,000	81,130
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.625% 01/15/2027 Callable @ 101.156 01/15/2025	130,000	127,542
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.875% 02/15/2030	30,000	29,220
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.250% 03/15/2026	33,000	31,883
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.500% 03/15/2029 Callable @ 100.000 09/15/2025	122,000	112,718
Central Garden & Pet Co 5.125% 02/01/2028 Callable @ 100.854 01/01/2025	183,000	180,291
Central Garden & Pet Co 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	49,000	44,379
Central Garden & Pet Co - 144A 4.125% 04/30/2031 Callable @ 102.063 04/30/2026	8,000	7,178
Coty Inc - 144A 5.000% 04/15/2026 Callable @ 100.000 04/15/2025	47,000	46,755
HFC Prestige Products Inc/HFC Prestige International US LLC - 144A 4.750% 01/15/2029 Callable @ 102.375 01/15/2025	10,000	9,647
Edgewell Personal Care Co - 144A 5.500% 06/01/2028 Callable @ 100.000 06/01/2025	140,000	137,978
Edgewell Personal Care Co - 144A 4.125% 04/01/2029 Callable @ 101.031 04/01/2025	25,000	23,337
Energizer Holdings Inc - 144A 4.750% 06/15/2028 Callable @ 100.000 06/15/2025	264,000	253,444
Energizer Holdings Inc - 144A 4.375% 03/31/2029 Callable @ 100.000 09/30/2025	88,000	82,216
Energizer Holdings Inc - 144A 6.500% 12/31/2027 Callable @ 101.625 08/31/2025	32,000	32,377
+^(3) ESC CB11A High Ridge DTD 3/22/2017 8.875% 3/15/2025	60,000	0
Lamb Weston Holdings Inc - 144A 4.125% 01/31/2030 Callable @ 102.063 01/31/2025	89,000	82,614
Performance Food Group Inc - 144A 5.500% 10/15/2027	100,000	99,144
Performance Food Group Inc - 144A 4.250% 08/01/2029 Callable @ 101.063 08/01/2025	90,000	84,240
Performance Food Group Inc - 144A 6.125% 09/15/2032 Callable @ 103.063 09/15/2027	26,000	26,107
Perrigo Finance Unlimited Co 6.125% 09/30/2032 Callable @ 103.063 09/30/2027	30,000	29,651
Post Holdings Inc - 144A 5.625% 01/15/2028 Callable @ 100.938 12/01/2024	46,000	46,394
Post Holdings Inc - 144A 5.500% 12/15/2029 Callable @ 102.750 12/15/2024	51,000	49,758
Post Holdings Inc - 144A 4.625% 04/15/2030 Callable @ 102.313 04/15/2025	70,000	65,447
Post Holdings Inc - 144A 6.250% 02/15/2032 Callable @ 103.125 02/15/2027	26,000	26,285
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A 4.000% 10/15/2027 Callable @ 100.000 10/15/2025	178,000	170,077
+^(3)(5) Rite Aid Corp DTD 8/1/2024 11.466% (11.466% PIK) 9/1/2031	27,514	24,763
+^(3)(5) Rite Aid Corp DTD 8/1/2024 15.000% (15.00% PIK) 9/1/2031	79,023	47,888
*+^(3)(5) Rite Aid Corp DTD 8/1/2024 15.000% (15.00% PIK) 9/1/2031	36,907	0
+^(3) RITE AID CO DTD 2/5/2020 7.500% 7/1/2025	104,000	0
*+^(3) RITE AID CO DTD 7/27/2020 8.000% 11/15/2026	175,000	0
+^(3) RITE AID CORP DTD 6/20/2024 8.000% 10/18/2024	79,094	0
Spectrum Brands Inc - 144A 3.875% 03/15/2031 Callable @ 101.938 03/15/2026	5,000	4,378
US Foods Inc - 144A 6.875% 09/15/2028 Callable @ 103.438 09/15/2025	24,000	24,672
+^(3) Rite Aid Corp DTD 8/1/2024 0.000% 9/1/2031	27,514	16,423
		1,997,936
Energy (12.7%)
Antero Resources Corp - 144A 8.375% 07/15/2026 Callable @ 102.094 01/15/2025	79,000	81,074
Antero Resources Corp - 144A 7.625% 02/01/2029 Callable @ 102.542 02/01/2025	46,000	47,169
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 03/01/2027 Callable @ 100.000 03/01/2025	5,000	4,991
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 01/15/2028 Callable @ 100.958 01/15/2025	95,000	94,504
Antero Midstream Partners LP - 144A 5.375% 06/15/2029 Callable @ 101.344 06/15/2025	96,000	93,479
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.875% 04/01/2027 Callable @ 100.000 04/01/2025	27,000	27,070
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.625% 09/01/2032 Callable @ 103.313 09/01/2027	39,000	39,177
Ascent Resources Utica Holdings LLC / ARU Finance Corp - 144A 8.250% 12/31/2028 Callable @ 102.063 02/01/2025	15,000	15,290
Ascent Resources Utica Holdings LLC / ARU Finance Corp - 144A 6.625% 10/15/2032 Callable @ 103.313 10/15/2027	30,000	29,733
Baytex Energy Corp - 144A 8.500% 04/30/2030 Callable @ 104.250 04/30/2026	105,000	106,842
Baytex Energy Corp - 144A 7.375% 03/15/2032 Callable @ 103.688 03/15/2027	52,000	50,511
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.625% 07/15/2026	35,000	34,972
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.000% 07/15/2029 Callable @ 103.500 07/15/2026	30,000	30,771
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.250% 07/15/2032 Callable @ 103.625 07/15/2027	22,000	22,725
Buckeye Partners LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	40,000	38,456
Buckeye Partners LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	14,346
Buckeye Partners LP - 144A 4.125% 03/01/2025 Callable @ 100.000 02/01/2025	78,000	77,441
Buckeye Partners LP - 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	38,093
CNX Resources Corp - 144A 6.000% 01/15/2029 Callable @ 103.000 01/15/2025	31,000	30,743
CNX Resources Corp - 144A 7.375% 01/15/2031 Callable @ 103.688 01/15/2026	40,000	41,120
CNX Midstream Partners LP - 144A 4.750% 04/15/2030 Callable @ 102.375 04/15/2025	16,000	14,895
California Resources Corp - 144A 7.125% 02/01/2026 Callable @ 100.000 02/01/2025	40,000	39,997
Chesapeake Escrow Issuer LLC - 144A 5.500% 02/01/2026 Callable @ 100.000 02/05/2025	25,000	24,968
(3) ESC CB Chesapeake Energy Corp DTD 10/5/2016 5.500% 9/15/2026	15,000	300
Civitas Resources Inc - 144A 8.375% 07/01/2028 Callable @ 104.188 07/01/2025	104,000	107,483
Civitas Resources Inc - 144A 8.750% 07/01/2031 Callable @ 104.375 07/01/2026	56,000	58,661
Civitas Resources Inc - 144A 8.625% 11/01/2030 Callable @ 104.313 11/01/2026	59,000	61,980
Comstock Resources Inc - 144A 6.750% 03/01/2029 Callable @ 102.250 03/01/2025	166,000	158,996
Comstock Resources Inc - 144A 5.875% 01/15/2030 Callable @ 102.938 01/15/2025	46,000	41,994
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 144A 7.375% 02/01/2031 Callable @ 103.688 02/01/2026	25,000	26,310
DT Midstream Inc - 144A 4.125% 06/15/2029 Callable @ 101.031 06/15/2025	105,000	98,601
DT Midstream Inc - 144A 4.375% 06/15/2031 Callable @ 102.188 06/15/2026	36,000	33,120
Diamond Foreign Asset Co / Diamond Finance LLC - 144A 8.500% 10/01/2030 Callable @ 104.250 10/01/2026	62,000	63,979
EQM Midstream Partners LP 4.125% 12/01/2026 Callable @ 100.000 09/01/2026	47,000	45,981
EQM Midstream Partners LP 5.500% 07/15/2028 Callable @ 100.000 04/15/2028	5,000	4,976
EQM Midstream Partners LP - 144A 6.000% 07/01/2025 Callable @ 100.000 04/01/2025	23,000	23,028
EQM Midstream Partners LP - 144A 6.500% 07/01/2027 Callable @ 100.000 01/01/2027	25,000	25,572
EQM Midstream Partners LP - 144A 4.500% 01/15/2029 Callable @ 100.000 07/15/2028	44,000	42,355
EQM Midstream Partners LP - 144A 4.750% 01/15/2031 Callable @ 100.000 07/15/2030	54,000	51,472
EQM Midstream Partners LP - 144A 7.500% 06/01/2027 Callable @ 101.875 06/01/2025	65,000	66,457
EQM Midstream Partners LP - 144A 7.500% 06/01/2030 Callable @ 100.000 12/01/2029	36,000	38,717
Permian Resources Operating LLC - 144A 8.000% 04/15/2027 Callable @ 102.000 04/15/2025	40,000	41,106
Permian Resources Operating LLC - 144A 9.875% 07/15/2031 Callable @ 104.938 07/15/2026	110,000	121,427
Encino Acquisition Partners Holdings LLC - 144A 8.500% 05/01/2028 Callable @ 102.125 05/01/2025	125,000	125,643
Encino Acquisition Partners Holdings LLC - 144A 8.750% 05/01/2031 Callable @ 104.375 05/01/2027	45,000	46,193
EnLink Midstream LLC 5.375% 06/01/2029 Callable @ 100.000 03/01/2029	16,000	16,137
EnLink Midstream LLC - 144A 6.500% 09/01/2030 Callable @ 100.000 03/01/2030	24,000	25,313
EnLink Midstream Partners LP 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	24,896
GCI LLC - 144A 4.750% 10/15/2028 Callable @ 100.000 10/15/2025	168,000	158,551
Genesis Energy LP / Genesis Energy Finance Corp 7.750% 02/01/2028 Callable @ 101.938 02/01/2025	76,000	76,763
Genesis Energy LP / Genesis Energy Finance Corp 8.000% 01/15/2027 Callable @ 102.000 10/15/2025	38,000	38,678
Genesis Energy LP / Genesis Energy Finance Corp 8.875% 04/15/2030 Callable @ 104.438 04/15/2026	38,000	39,324
Genesis Energy LP / Genesis Energy Finance Corp 8.250% 01/15/2029 Callable @ 104.125 01/15/2026	19,000	19,400
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 05/15/2032 Callable @ 103.938 05/15/2027	30,000	30,021
Global Infrastructure Solutions Inc - 144A 5.625% 06/01/2029 Callable @ 101.406 06/01/2025	90,000	87,959
Global Infrastructure Solutions Inc - 144A 7.500% 04/15/2032 Callable @ 103.750 04/15/2027	50,000	50,913
Gulfport Energy Corp - 144A 6.750% 09/01/2029 Callable @ 103.375 09/01/2026	55,000	55,227
Harvest Midstream I LP - 144A 7.500% 05/15/2032 Callable @ 103.750 05/15/2027	35,000	35,834
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp - 144A 5.625% 02/15/2026	25,000	24,943
Hess Midstream Operations LP - 144A 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	47,000	43,880
Hess Midstream Operations LP - 144A 6.500% 06/01/2029 Callable @ 103.250 06/01/2026	38,000	38,629
Hess Midstream Operations LP - 144A 5.125% 06/15/2028 Callable @ 100.854 06/15/2025	55,000	53,819
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.250% 11/01/2028 Callable @ 102.083 11/01/2024	3,000	2,927
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.000% 04/15/2030 Callable @ 103.000 04/15/2025	29,000	27,661
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.250% 04/15/2032 Callable @ 103.125 05/15/2027	23,000	21,572
Howard Midstream Energy Partners LLC - 144A 8.875% 07/15/2028 Callable @ 100.000 07/15/2025	60,000	63,303
Howard Midstream Energy Partners LLC - 144A 7.375% 07/15/2032 Callable @ 103.688 07/15/2027	30,000	30,638
Crescent Energy Finance LLC - 144A 9.250% 02/15/2028 Callable @ 104.625 02/15/2025	124,000	130,112
Crescent Energy Finance LLC - 144A 7.625% 04/01/2032 Callable @ 103.813 04/01/2027	46,000	45,419
Crescent Energy Finance LLC - 144A 7.375% 01/15/2033 Callable @ 103.688 07/15/2027	45,000	43,646
Kinetik Holdings LP - 144A 5.875% 06/15/2030 Callable @ 102.938 06/15/2025	35,000	34,730
Kinetik Holdings LP - 144A 6.625% 12/15/2028 Callable @ 103.313 12/15/2025	13,000	13,276
Kodiak Gas Services LLC - 144A 7.250% 02/15/2029 Callable @ 103.625 02/15/2026	42,000	43,180
Vital Energy Inc - 144A 7.875% 04/15/2032 Callable @ 103.938 04/15/2027	46,000	44,196
Matador Resources Co - 144A 6.500% 04/15/2032 Callable @ 103.250 04/15/2027	38,000	37,615
Matador Resources Co - 144A 6.250% 04/15/2033 Callable @ 103.125 04/15/2028	60,000	58,498
NGL Energy Partners LP - 144A 8.125% 02/15/2029 Callable @ 104.063 02/15/2026	44,000	44,322
NGL Energy Partners LP - 144A 8.375% 02/15/2032 Callable @ 104.188 02/15/2027	46,000	46,411
NRG Energy Inc 5.750% 01/15/2028 Callable @ 100.958 01/15/2025	48,000	48,021
NRG Energy Inc - 144A 5.250% 06/15/2029 Callable @ 101.750 06/15/2025	89,000	86,943
NRG Energy Inc - 144A 3.875% 02/15/2032 Callable @ 101.938 02/15/2027	4,000	3,552
Noble Finance II LLC - 144A 8.000% 04/15/2030 Callable @ 104.000 04/15/2026	39,000	39,444
Northriver Midstream Finance LP - 144A 6.750% 07/15/2032 Callable @ 103.375 07/15/2027	33,000	33,873
NuStar Logistics LP 5.625% 04/28/2027	30,000	29,764
NuStar Logistics LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	50,000	50,040
NuStar Logistics LP 5.750% 10/01/2025 Callable @ 100.000 07/01/2025	21,000	20,969
NuStar Logistics LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	81,000	81,865
Oasis Petroleum Inc - 144A 6.375% 06/01/2026 Callable @ 100.000 06/01/2025	106,000	106,211
Permian Resources Operating LLC - 144A 7.000% 01/15/2032 Callable @ 103.500 01/15/2027	54,000	55,081
Permian Resources Operating LLC - 144A 6.250% 02/01/2033 Callable @ 103.125 08/01/2027	42,000	41,699
Prairie Acquiror LP - 144A 9.000% 08/01/2029 Callable @ 104.500 02/01/2026	27,000	27,374
Precision Drilling Corp - 144A 7.125% 01/15/2026	51,000	50,925
Range Resources Corp 4.875% 05/15/2025 Callable @ 100.000 02/15/2025	75,000	74,774
Range Resources Corp 8.250% 01/15/2029 Callable @ 102.750 01/15/2025	75,000	77,265
SM Energy Co 6.750% 09/15/2026	115,000	115,248
SM Energy Co 6.625% 01/15/2027 Callable @ 100.000 01/15/2025	50,000	49,990
SM Energy Co 6.500% 07/15/2028 Callable @ 101.625 07/15/2025	31,000	30,913
SM Energy Co - 144A 6.750% 08/01/2029 Callable @ 103.375 08/01/2026	45,000	44,711
SM Energy Co - 144A 7.000% 08/01/2032 Callable @ 103.500 08/01/2027	38,000	37,690
Southwestern Energy Co 8.375% 09/15/2028 Callable @ 101.396 09/15/2025	25,000	25,705
Southwestern Energy Co 5.375% 02/01/2029 Callable @ 101.344 02/01/2025	6,000	5,901
Southwestern Energy Co 5.375% 03/15/2030 Callable @ 102.688 03/15/2025	117,000	115,208
Southwestern Energy Co 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	12,000	11,279
Sunoco LP - 144A 7.000% 05/01/2029 Callable @ 103.500 05/01/2026	25,000	25,790
Sunoco LP / Sunoco Finance Corp 4.500% 05/15/2029 Callable @ 101.500 05/15/2025	119,000	113,148
Sunoco LP / Sunoco Finance Corp 4.500% 04/30/2030 Callable @ 102.250 04/30/2025	65,000	61,002
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028 Callable @ 100.917 01/15/2025	15,000	14,402
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 03/01/2027 Callable @ 100.000 03/01/2025	40,000	39,697
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 12/31/2030 Callable @ 103.000 12/31/2025	55,000	51,558
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 09/01/2031 Callable @ 103.000 09/01/2026	70,000	65,064
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 7.375% 02/15/2029 Callable @ 103.688 02/15/2026	32,000	32,106
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.500% 07/15/2027 Callable @ 100.000 07/15/2025	108,000	108,900
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 01/15/2029 Callable @ 102.292 01/15/2025	38,000	38,884
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.500% 03/01/2030 Callable @ 102.750 03/01/2025	15,000	15,044
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	70,000	67,957
Transocean Inc - 144A 8.750% 02/15/2030 Callable @ 104.375 02/15/2026	22,950	23,780
Transocean Inc - 144A 8.250% 05/15/2029 Callable @ 104.125 05/15/2026	45,000	45,243
Transocean Titan Financing Ltd - 144A 8.375% 02/01/2028 Callable @ 104.188 02/01/2025	17,000	17,488
Valaris Ltd - 144A 8.375% 04/30/2030 Callable @ 104.188 04/30/2026	35,000	35,435
Venture Global LNG Inc - 144A 8.125% 06/01/2028 Callable @ 104.063 06/01/2025	113,000	117,267
Venture Global LNG Inc - 144A 9.500% 02/01/2029 Callable @ 100.000 11/01/2028	40,000	44,204
Venture Global LNG Inc - 144A 9.875% 02/01/2032 Callable @ 104.938 02/01/2027	40,000	43,654
Venture Global LNG Inc - 144A 7.000% 01/15/2030 Callable @ 103.500 01/15/2027	60,000	60,322
* Vine Energy Holdings LLC - 144A 6.750% 04/15/2029 Callable @ 101.688 04/15/2025	278,000	281,105
		6,357,006
Financials (5.3%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	240,000	236,518
Ally Financial Inc 5.750% 11/20/2025 Callable @ 100.000 10/20/2025	55,000	55,264
(2)(6) Citigroup Inc 5.95% Perpetual Maturity Callable @ 100.000 5/15/2025	10,000	9,964
Coinbase Global Inc - 144A 3.375% 10/01/2028 Callable @ 100.844 10/01/2025	20,000	17,809
Coinbase Global Inc - 144A 3.625% 10/01/2031 Callable @ 101.813 10/01/2026	20,000	16,774
* Ford Motor Credit Co LLC 5.125% 06/16/2025 Callable @ 100.000 05/16/2025	370,000	369,037
* Ford Motor Credit Co LLC 3.375% 11/13/2025 Callable @ 100.000 10/13/2025	200,000	196,166
* Ford Motor Credit Co LLC 4.000% 11/13/2030 Callable @ 100.000 08/13/2030	200,000	180,711
* Ford Motor Credit Co LLC 7.122% 11/07/2033 Callable @ 100.000 08/07/2033	200,000	211,188
* Ford Motor Credit Co LLC 4.687% 06/09/2025 Callable @ 100.000 04/09/2025	400,000	398,310
LPL Holdings Inc - 144A 4.625% 11/15/2027 Callable @ 100.000 11/15/2024	30,000	29,411
LPL Holdings Inc - 144A 4.000% 03/15/2029 Callable @ 101.000 03/15/2025	55,000	51,717
Nationstar Mortgage Holdings Inc - 144A 6.000% 01/15/2027 Callable @ 100.000 01/15/2025	10,000	9,964
Nationstar Mortgage Holdings Inc - 144A 5.500% 08/15/2028 Callable @ 100.000 08/15/2025	103,000	100,535
Nationstar Mortgage Holdings Inc - 144A 5.125% 12/15/2030 Callable @ 102.563 12/15/2025	26,000	24,339
Nationstar Mortgage Holdings Inc - 144A 5.750% 11/15/2031 Callable @ 102.875 11/15/2026	85,000	81,300
Nationstar MTG - 144A 7.125% 02/01/2032 Callable @ 103.563 02/01/2027	36,000	36,808
OneMain Finance Corp 4.000% 09/15/2030 Callable @ 102.000 09/15/2025	18,000	15,844
OneMain Finance Corp 3.500% 01/15/2027 Callable @ 100.875 01/15/2025	20,000	19,087
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.625% 03/01/2029 Callable @ 100.000 03/01/2025	81,000	74,613
#Raven Acquisition Holdings LLC - 144A 6.875% 11/15/2031 Callable @ 103.438 11/15/2027	47,000	46,849
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 2.875% 10/15/2026 Callable @ 100.000 10/15/2025	54,000	51,381
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 4.000% 10/15/2033 Callable @ 102.000 10/15/2027	9,000	7,762
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc - 144A 6.750% 08/15/2032 Callable @ 103.375 08/15/2027	38,000	38,978
Springleaf Finance Corp 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	24,374
Springleaf Finance Corp 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	140,000	134,165
Block Inc - 144A 6.500% 05/15/2032 Callable @ 103.250 05/15/2027	106,000	107,891
Starwood Property Trust Inc - 144A 7.250% 04/01/2029 Callable @ 100.000 10/01/2028	17,000	17,389
WMG Acquisition Corp - 144A 3.750% 12/01/2029 Callable @ 101.875 12/01/2024	85,000	78,833
		2,642,981
Health Care (8.5%)
Ardent Health Services Inc - 144A 5.750% 07/15/2029 Callable @ 101.438 07/15/2025	69,000	66,850
Acadia Healthcare Co Inc - 144A 5.500% 07/01/2028 Callable @ 100.000 07/01/2025	87,000	84,470
Acadia Healthcare Co Inc - 144A 5.000% 04/15/2029 Callable @ 100.000 10/15/2025	30,000	28,143
Avantor Funding Inc - 144A 4.625% 07/15/2028 Callable @ 100.000 07/15/2025	151,000	146,009
Bausch + Lomb Corp - 144A 8.375% 10/01/2028 Callable @ 104.188 10/01/2025	15,000	15,752
Bausch Health Cos Inc - 144A 5.000% 01/30/2028 Callable @ 100.000 01/30/2025	35,000	22,400
Bausch Health Cos Inc - 144A 5.250% 01/30/2030 Callable @ 102.625 01/30/2025	146,000	80,182
Bausch Health Cos Inc - 144A 6.250% 02/15/2029 Callable @ 101.563 02/15/2025	80,000	49,606
Bausch Health Cos Inc - 144A 5.250% 02/15/2031 Callable @ 102.625 02/15/2026	36,000	19,440
Bausch Health Cos Inc - 144A 5.000% 02/15/2029 Callable @ 101.250 02/15/2025	49,000	28,175
Bausch Health Cos Inc - 144A 4.875% 06/01/2028 Callable @ 101.219 06/01/2025	130,000	100,452
CHS/Community Health Systems Inc - 144A 5.625% 03/15/2027 Callable @ 101.406 12/15/2024	79,000	77,035
CHS/Community Health Systems Inc - 144A 6.000% 01/15/2029 Callable @ 101.500 01/15/2025	24,000	22,609
CHS/Community Health Systems Inc - 144A 4.750% 02/15/2031 Callable @ 102.375 02/15/2026	78,000	64,839
CHS/Community Health Systems Inc - 144A 6.125% 04/01/2030 Callable @ 103.063 04/01/2025	23,000	18,009
CHS/Community Health Systems Inc - 144A 5.250% 05/15/2030 Callable @ 102.625 05/15/2025	150,000	130,960
CHS/Community Health Systems Inc - 144A 10.875% 01/15/2032 Callable @ 105.438 02/15/2027	58,000	62,187
Catalent Pharma Solutions Inc - 144A 5.000% 07/15/2027	10,000	9,938
Catalent Pharma Solutions Inc - 144A 3.125% 02/15/2029 Callable @ 100.781 02/15/2025	17,000	16,505
Concentra Escrow Issuer Corp - 144A 6.875% 07/15/2032 Callable @ 103.438 07/15/2027	24,000	24,633
* DaVita Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	171,000	157,420
DaVita Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	110,000	95,670
DaVita Inc - 144A 6.875% 09/01/2032 Callable @ 103.438 09/01/2027	38,000	38,240
Elanco Animal Health Inc 6.400% 08/28/2028 Callable @ 100.000 05/28/2028	45,000	46,075
Emergent BioSolutions Inc - 144A 3.875% 08/15/2028 Callable @ 100.000 08/15/2025	47,000	37,763
Encompass Health Corp 4.500% 02/01/2028 Callable @ 100.000 02/01/2025	164,000	159,521
Encompass Health Corp 4.750% 02/01/2030 Callable @ 102.375 02/01/2025	20,000	19,238
Endo Finance Holdings Inc - 144A 8.500% 04/15/2031 Callable @ 104.250 04/15/2027	22,000	23,512
+^(3) ESC GCB144A ENDO DESIG DTD 3/25/2021 6.125%(0.750% PIK) 4/1/2029	30,000	0
(5) GLOBAL MEDICAL R - 144A 10.000% (1.250% PIK) 10/31/2028 Callable @ 101.000 10/31/2025	50,785	50,531
HealthSouth Corp 5.750% 09/15/2025	31,000	30,958
Hologic Inc - 144A 4.625% 02/01/2028 Callable @ 100.770 02/01/2025	100,000	98,107
* IQVIA Inc - 144A 5.000% 10/15/2026	200,000	197,838
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 14.750% 11/14/2028 Callable @ 100.000 11/14/2025	88,882	97,071
Medline Borrower LP/Medline Co- 144A Issuer Inc - 6.250% 04/01/2029 Callable @ 103.125 04/01/2026	88,000	89,533
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC - 144A 6.750% 04/01/2032 Callable @ 103.375 04/01/2027	39,000	39,723
* Mozart Debt Merger Sub Inc - 144A 3.875% 04/01/2029 Callable @ 100.969 10/01/2025	223,000	208,637
Mozart Debt Merger Sub Inc - 144A 5.250% 10/01/2029 Callable @ 101.313 10/01/2025	87,000	84,312
Organon Finance 1 LLC - 144A 4.125% 04/30/2028 Callable @ 101.031 04/30/2025	200,000	189,482
Owens & Minor Inc - 144A 4.500% 03/31/2029 Callable @ 101.125 03/31/2025	120,000	107,987
Owens & Minor Inc - 144A 6.625% 04/01/2030 Callable @ 103.313 04/01/2025	52,000	49,637
+^(3) ESC CB144A PAR PHARMAC DTD 3/28/2019 7.500% 4/1/2027	75,000	0
(5) Radiology Partners Inc - 144A 8.500% (3.500% PIK) 01/31/2029 Callable @ 102.000 07/01/2025	19,937	19,638
(5) Radiology Partners Inc - 144A 9.781% (9.871% PIK) 02/15/2030	49,392	46,428
Sotera Health Holdings LLC - 144A 7.375% 06/01/2031 Callable @ 103.688 06/01/2027	48,000	49,163
Surgery Center Holdings Inc - 144A 7.250% 04/15/2032 Callable @ 103.625 04/15/2027	54,000	55,430
Tenet Healthcare Corp 5.125% 11/01/2027 Callable @ 100.000 11/01/2024	316,000	313,442
Tenet Healthcare Corp 6.125% 06/15/2030 Callable @ 103.063 06/15/2025	87,000	87,410
Tenet Healthcare Corp 6.250% 02/01/2027	92,000	92,087
Tenet Healthcare Corp 6.750% 05/15/2031 Callable @ 103.375 05/15/2026	96,000	98,132
* Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025	270,000	264,973
Bausch Health Americas Inc - 144A 9.250% 04/01/2026	234,000	226,479
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027	99,000	79,448
		4,222,079
Industrials (15.0%)
* ACCO Brands Corp - 144A 4.250% 03/15/2029 Callable @ 101.063 03/15/2025	180,000	164,885
ADT Security Corp/The - 144A 4.125% 08/01/2029 Callable @ 100.000 08/01/2028	108,000	100,982
APi Escrow Corp - 144A 4.750% 10/15/2029 Callable @ 101.188 10/15/2025	37,000	35,113
APi Group DE Inc - 144A 4.125% 07/15/2029 Callable @ 101.031 07/15/2025	56,000	51,641
ATS Automation Tooling Systems Inc - 144A 4.125% 12/15/2028 Callable @ 101.031 12/15/2024	49,000	45,942
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.500% 04/20/2026	198,542	197,911
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.750% 04/20/2029	160,000	158,432
Advanced Drainage Systems Inc - 144A 5.000% 09/30/2027	26,000	25,532
Aethon United BR LP / Aethon United Finance Corp - 144A 7.500% 10/01/2029 Callable @ 103.750 10/01/2026	41,000	41,258
Allison Transmission Inc - 144A 4.750% 10/01/2027 Callable @ 100.000 10/01/2025	32,000	31,257
Allison Transmission Inc - 144A 3.750% 01/30/2031 Callable @ 101.875 01/30/2026	100,000	88,728
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027	50,000	48,772
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.375% 03/01/2029 Callable @ 101.344 03/01/2025	152,000	141,432
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 4.750% 04/01/2028 Callable @ 101.188 04/01/2025	70,000	65,775
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 8.000% 02/15/2031 Callable @ 104.000 11/15/2026	55,000	56,222
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 8.250% 01/15/2030 Callable @ 104.125 01/15/2026	58,000	59,249
BWX Technologies Inc - 144A 4.125% 06/30/2028 Callable @ 100.000 06/30/2025	44,000	41,992
BWX Technologies Inc - 144A 4.125% 04/15/2029 Callable @ 101.031 04/15/2025	98,000	92,820
Bombardier Inc - 144A 7.875% 04/15/2027	52,000	52,103
Bombardier Inc - 144A 8.750% 11/15/2030 Callable @ 104.375 11/15/2026	41,000	44,423
Bombardier Inc - 144A 7.250% 07/01/2031 Callable @ 103.625 07/01/2027	39,000	40,291
Bombardier Inc - 144A 7.000% 06/01/2032 Callable @ 103.500 06/01/2027	39,000	39,880
Brink's Co/The - 144A 6.500% 06/15/2029 Callable @ 103.250 06/15/2026	21,000	21,421
Builders FirstSource Inc - 144A 4.250% 02/01/2032 Callable @ 102.125 08/01/2026	103,000	92,086
Builders FirstSource Inc - 144A 6.375% 06/15/2032 Callable @ 103.188 06/15/2027	69,000	69,383
Builders FirstSource Inc - 144A 6.375% 03/01/2034 Callable @ 103.188 03/01/2029	40,000	40,322
CVR Partners LP / CVR Nitrogen Finance Corp - 144A 6.125% 06/15/2028 Callable @ 101.531 06/15/2025	52,000	49,894
Chart Industries Inc - 144A 7.500% 01/01/2030 Callable @ 103.750 01/01/2026	104,000	108,177
Chart Industries Inc - 144A 9.500% 01/01/2031 Callable @ 104.750 01/01/2026	12,000	12,899
CoreCivic Inc 8.250% 04/15/2029 Callable @ 104.125 04/15/2026	90,000	94,517
Dun & Bradstreet Corp/The - 144A 5.000% 12/15/2029 Callable @ 102.500 12/15/2024	23,000	22,474
Dycom Industries Inc - 144A 4.500% 04/15/2029 Callable @ 101.125 04/15/2025	90,000	85,034
EnPro Industries Inc 5.750% 10/15/2026	66,000	65,685
EquipmentShare.com Inc - 144A 9.000% 05/15/2028 Callable @ 106.750 05/15/2025	131,000	135,610
EquipmentShare.com Inc - 144A 8.625% 05/15/2032 Callable @ 104.313 05/15/2027	17,000	17,535
EquipmentShare.com Inc - 144A 8.000% 03/15/2033 Callable @ 104.000 09/15/2027	29,000	29,268
Esab Corp - 144A 6.250% 04/15/2029 Callable @ 103.125 04/15/2026	43,000	43,702
First Student Bidco Inc / First Transit Parent Inc - 144A 4.000% 07/31/2029 Callable @ 101.000 07/31/2025	102,000	93,944
GEO Group Inc/The 8.625% 04/15/2029 Callable @ 104.313 04/15/2026	45,000	47,089
GFL Environmental Inc - 144A 5.125% 12/15/2026 Callable @ 100.000 12/15/2024	75,000	74,258
GFL Environmental Inc - 144A 3.750% 08/01/2025	34,000	33,662
GFL Environmental Inc - 144A 4.000% 08/01/2028 Callable @ 100.000 08/01/2025	85,000	80,378
GFL Environmental Inc - 144A 4.750% 06/15/2029 Callable @ 101.188 06/08/2025	45,000	43,083
GFL Environmental Inc - 144A 4.375% 08/15/2029 Callable @ 101.094 08/15/2025	39,000	36,543
GFL Environmental Inc - 144A 6.750% 01/15/2031 Callable @ 103.375 01/15/2027	30,000	30,907
Gates Corp/The - 144A 6.875% 07/01/2029 Callable @ 103.438 07/01/2026	20,000	20,548
GPC Merger Sub Inc - 144A 7.125% 08/15/2028 Callable @ 100.000 08/15/2025	74,000	71,988
Griffon Corp 5.750% 03/01/2028 Callable @ 100.958 03/01/2025	135,000	132,497
Herc Holdings Inc - 144A 6.625% 06/15/2029 Callable @ 103.313 06/15/2026	48,000	49,104
Hertz Corp/The - 144A 4.625% 12/01/2026 Callable @ 101.156 12/01/2024	108,000	81,593
Hertz Corp/The - 144A 5.000% 12/01/2029 Callable @ 102.500 12/01/2024	220,000	140,463
Hertz Corp/The - 144A 12.625% 07/15/2029 Callable @ 106.313 07/15/2027	51,000	54,078
(3) ESC GCB Hertz Corp DTD 3/5/2013 6.250% 10/15/2022	25,000	1,000
(3) ESC 144A Hertz Corp DTD 9/22/2016 5.500% 10/15/2024	148,000	5,550
(3) ESC 144A Hertz Corp DTD 8/1/2019 7.125% 8/1/2026	80,000	13,600
(3) ESC 144A Hertz Corp DTD 11/25/2019 6.000% 1/15/2028	20,000	3,350
Hillenbrand Inc 6.250% 02/15/2029 Callable @ 103.125 02/15/2026	16,000	16,080
Iron Mountain Inc - 144A 4.875% 09/15/2027 Callable @ 100.000 09/15/2025	57,000	56,025
Iron Mountain Inc - 144A 4.500% 02/15/2031 Callable @ 102.250 02/15/2026	42,000	38,997
Jeld- 144A Wen Inc - 4.875% 12/15/2027 Callable @ 100.813 12/15/2024	70,000	67,707
JetBlue Airways Corp / JetBlue Loyalty LP 144A 9.875% 09/20/2031 Callable @ 104.938 08/27/2027	85,000	88,324
MIWD Holdco II LLC / MIWD Finance Corp - 144A 5.500% 02/01/2030 Callable @ 102.750 02/01/2025	59,000	56,377
* Madison IAQ LLC - 144A 4.125% 06/30/2028 Callable @ 101.031 06/30/2025	226,000	214,598
Madison IAQ LLC - 144A 5.875% 06/30/2029 Callable @ 101.469 06/30/2025	145,000	137,534
MasTec Inc - 144A 4.500% 08/15/2028 Callable @ 100.000 08/15/2025	124,000	119,714
Masterbrand Inc - 144A 7.000% 07/15/2032 Callable @ 103.500 07/15/2027	30,000	30,728
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd - 144A 6.500% 06/20/2027 Callable @ 100.000 06/30/2025	46,750	47,211
NESCO Holdings II Inc - 144A 5.500% 04/15/2029 Callable @ 101.375 04/15/2025	71,000	65,778
Pike Corp - 144A 5.500% 09/01/2028 Callable @ 100.000 09/01/2025	63,000	61,731
Pike Corp - 144A 8.625% 01/31/2031 Callable @ 104.313 01/31/2027	20,000	21,250
Prime Security Services Borrower LLC / Prime Finance Inc - 144A 5.750% 04/15/2026	5,000	5,001
* Prime Security Services Borrower LLC / Prime Finance Inc - 144A 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	217,000	204,135
* ADT Security Corp/The - 144A 4.875% 07/15/2032	173,000	160,889
Regal Rexnord Corp 6.050% 02/15/2026	43,000	43,423
Regal Rexnord Corp 6.050% 04/15/2028 Callable @ 100.000 03/15/2028	85,000	87,029
Regal Rexnord Corp 6.300% 02/15/2030 Callable @ 100.000 12/15/2029	36,000	37,270
Regal Rexnord Corp 6.400% 04/15/2033 Callable @ 100.000 01/15/2033	50,000	52,220
Ritchie Bros Auctioneers Inc - 144A 6.750% 03/15/2028 Callable @ 103.375 03/15/2025	25,000	25,710
Ritchie Bros Auctioneers Inc - 144A 7.750% 03/15/2031 Callable @ 103.875 03/15/2026	17,000	17,911
Sensata Technologies BV - 144A 4.000% 04/15/2029 Callable @ 101.000 04/15/2025	50,000	46,844
Sensata Technologies Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	16,071
Spirit AeroSystems Inc - 144A 9.375% 11/30/2029 Callable @ 104.688 11/30/2025	49,000	52,841
Standard Industries Inc/NJ - 144A 5.000% 02/15/2027	100,000	97,900
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028 Callable @ 100.792 01/15/2025	202,000	194,752
Standard Industries Inc/NJ - 144A 3.375% 01/15/2031 Callable @ 101.688 07/15/2025	69,000	59,899
Stericycle Inc - 144A 3.875% 01/15/2029 Callable @ 100.969 11/15/2024	120,000	117,892
Terex Corp - 144A 5.000% 05/15/2029 Callable @ 101.250 05/15/2025	108,000	103,925
Terex Corp - 144A 6.250% 10/15/2032 Callable @ 103.125 10/15/2027	49,000	48,816
TransDigm Inc - 144A 6.375% 03/01/2029 Callable @ 103.188 03/01/2026	106,000	107,737
TransDigm Inc - 144A 6.625% 03/01/2032 Callable @ 103.313 03/01/2027	64,000	65,169
TriMas Corp - 144A 4.125% 04/15/2029 Callable @ 101.031 04/15/2025	63,000	58,775
TriNet Group Inc - 144A 7.125% 08/15/2031 Callable @ 103.563 08/15/2026	48,000	49,152
Trinity Industries Inc - 144A 7.750% 07/15/2028 Callable @ 103.875 07/15/2025	60,000	62,084
Triton Water Holdings Inc - 144A 6.250% 04/01/2029 Callable @ 101.563 04/01/2025	137,000	135,213
Triumph Group Inc - 144A 9.000% 03/15/2028 Callable @ 104.500 03/15/2025	24,000	25,004
Uber Technologies Inc - 144A 7.500% 09/15/2027 Callable @ 100.000 09/15/2025	47,000	47,870
Uber Technologies Inc - 144A 4.500% 08/15/2029 Callable @ 101.125 08/15/2025	44,000	42,676
United Airlines Inc - 144A 4.375% 04/15/2026 Callable @ 100.000 10/15/2025	82,000	80,498
United Rentals North America Inc 4.875% 01/15/2028 Callable @ 100.813 01/15/2025	149,000	145,870
United Rentals Inc - 144A 6.125% 03/15/2034 Callable @ 103.063 03/15/2029	76,000	76,513
VistaJet Malta Finance PLC / Vista Management Holding Inc - 144A 9.500% 06/01/2028 Callable @ 104.750 06/01/2025	36,000	35,370
Wabash National Corp - 144A 4.500% 10/15/2028 Callable @ 101.125 10/15/2025	68,000	61,925
WESCO Distribution Inc - 144A 7.250% 06/15/2028 Callable @ 101.208 06/15/2025	200,000	204,709
WESCO Distribution Inc - 144A 6.375% 03/15/2029 Callable @ 103.188 03/15/2026	101,000	103,056
WESCO Distribution Inc - 144A 6.625% 03/15/2032 Callable @ 103.313 03/15/2027	35,000	35,814
White Cap Buyer LLC - 144A 6.875% 10/15/2028 Callable @ 100.000 10/15/2025	19,000	19,062
Williams Scotsman Inc - 144A 7.375% 10/01/2031 Callable @ 103.688 10/01/2026	57,000	59,051
Williams Scotsman Inc - 144A 6.625% 06/15/2029 Callable @ 103.313 06/15/2026	24,000	24,357
(3)(4) Wolverine Escrow LLC - 144A 13.125% 11/15/2027 Callable @ 103.281 11/15/2024	20,000	800
(3)(4) Wolverine Escrow LLC - 144A 9.000% 11/15/2026 Callable @ 102.250 11/15/2024	109,000	44,690
(3)(4) Wolverine Escrow LLC - 144A 8.500% 11/15/2024	5,000	700
XPO Inc 7.125% 02/01/2032 Callable @ 103.563 02/01/2027	35,000	36,360
XPO Inc - 144A 6.250% 06/01/2028 Callable @ 103.125 06/01/2025	45,000	45,674
		7,488,993
Information Technology (5.6%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026	69,000	68,983
Ahead DB Holdings LLC - 144A 6.625% 05/01/2028 Callable @ 101.656 05/01/2025	92,000	89,311
Clarivate Science Holdings Corp - 144A 3.875% 06/30/2028 Callable @ 100.969 06/30/2025	40,000	37,752
Clarivate Science Holdings Corp - 144A 4.875% 06/30/2029 Callable @ 101.219 06/30/2025	89,000	84,110
CommScope Inc - 144A 4.750% 09/01/2029 Callable @ 101.188 09/01/2025	118,000	101,749
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025	98,000	96,040
CommScope Technologies LLC - 144A 5.000% 03/15/2027 Callable @ 100.000 03/15/2025	5,000	4,422
CommScope Finance LLC - 144A 8.250% 03/01/2027	200,000	189,369
CommScope Finance LLC - 144A 6.000% 03/01/2026	161,000	157,095
Conduent Business Services LLC / Conduent State & Local Solutions Inc - 144A 6.000% 11/01/2029 Callable @ 103.000 11/01/2024	90,000	85,486
* Emerald Debt Merger Sub LLC - 144A 6.625% 12/15/2030 Callable @ 103.313 06/15/2026	185,000	188,138
Entegris Inc - 144A 4.375% 04/15/2028 Callable @ 100.000 04/15/2025	56,000	53,528
Entegris Inc - 144A 3.625% 05/01/2029 Callable @ 101.813 05/01/2025	94,000	86,014
Entegris Escrow Corp - 144A 4.750% 04/15/2029 Callable @ 100.000 01/15/2029	53,000	51,342
Entegris Escrow Corp - 144A 5.950% 06/15/2030 Callable @ 102.975 06/15/2025	68,000	67,922
Gartner Inc - 144A 3.625% 06/15/2029 Callable @ 100.906 06/15/2025	30,000	28,006
Imola Merger Corp - 144A 4.750% 05/15/2029 Callable @ 101.188 05/15/2025	230,000	219,935
Insight Enterprises Inc - 144A 6.625% 05/15/2032 Callable @ 103.313 05/15/2027	21,000	21,469
Minerva Merger Sub Inc - 144A 6.500% 02/15/2030 Callable @ 103.250 02/15/2025	45,000	42,555
NCR Corp - 144A 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	35,000	33,674
NCR Corp - 144A 5.125% 04/15/2029 Callable @ 101.281 04/15/2025	62,000	59,398
NCR Atleos Escrow Corp - 144A 9.500% 04/01/2029 Callable @ 104.750 10/01/2026	92,000	101,199
ON Semiconductor Corp - 144A 3.875% 09/01/2028 Callable @ 100.000 09/01/2025	118,000	110,501
RingCentral Inc - 144A 8.500% 08/15/2030 Callable @ 104.250 08/15/2026	66,000	69,805
SS&C Technologies Inc - 144A 5.500% 09/30/2027 Callable @ 100.000 03/30/2025	225,000	224,084
Seagate HDD Cayman 8.250% 12/15/2029 Callable @ 104.125 07/15/2026	46,000	49,487
Seagate HDD Cayman 8.500% 07/15/2031 Callable @ 104.250 07/15/2026	12,000	12,938
Sinclair Television Group Inc - 144A 5.125% 02/15/2027	20,000	17,734
Square Inc 3.500% 06/01/2031 Callable @ 100.000 03/01/2031	185,000	163,988
Synaptics Inc - 144A 4.000% 06/15/2029 Callable @ 101.000 06/15/2025	40,000	36,693
II- 144A VI Inc - 5.000% 12/15/2029 Callable @ 102.500 12/14/2024	181,000	173,630
Xerox Holdings Corp - 144A 8.875% 11/30/2029 Callable @ 104.438 11/30/2026	48,000	41,764
		2,768,121
Materials (6.1%)
Allegheny Technologies Inc 5.875% 12/01/2027 Callable @ 100.000 12/01/2024	66,000	65,459
Allegheny Technologies Inc 4.875% 10/01/2029 Callable @ 101.219 10/01/2025	45,000	42,613
Allegheny Technologies Inc 5.125% 10/01/2031 Callable @ 102.563 10/01/2026	23,000	21,716
ATI Inc 7.250% 08/15/2030 Callable @ 103.625 08/15/2026	43,000	44,562
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 5.250% 08/15/2027	200,000	119,770
Avient Corp - 144A 7.125% 08/01/2030 Callable @ 103.563 08/01/2025	19,000	19,537
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV - 144A 4.750% 06/15/2027 Callable @ 100.000 06/15/2025	150,000	147,002
Berry Global Inc - 144A 4.500% 02/15/2026	15,000	14,799
Berry Global Escrow Corp - 144A 4.875% 07/15/2026	7,000	6,949
Big River Steel LLC / BRS Finance Corp - 144A 6.625% 01/31/2029 Callable @ 100.000 09/15/2025	91,000	91,883
Boise Cascade Co - 144A 4.875% 07/01/2030 Callable @ 102.438 07/01/2025	10,000	9,488
Carpenter Technology Corp 6.375% 07/15/2028 Callable @ 100.000 07/15/2025	50,000	50,078
Carpenter Technology Corp 7.625% 03/15/2030 Callable @ 103.813 03/15/2025	17,000	17,567
Chemours Co/The - 144A 5.750% 11/15/2028 Callable @ 101.917 11/15/2024	183,000	168,698
Chemours Co/The - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	25,000	21,703
Cleveland- 144A Cliffs Inc - 4.625% 03/01/2029 Callable @ 101.156 03/01/2025	40,000	37,479
Cleveland- 144A Cliffs Inc - 4.875% 03/01/2031 Callable @ 102.438 03/01/2026	29,000	26,754
Cleveland- 144A Cliffs Inc - 6.750% 04/15/2030 Callable @ 103.375 04/15/2026	45,000	44,951
Cleveland- 144A Cliffs Inc - 6.875% 11/01/2029 Callable @ 103.438 11/01/2026	59,000	59,316
Element Solutions Inc - 144A 3.875% 09/01/2028 Callable @ 100.000 09/01/2025	100,000	96,306
INEOS Finance PLC - 144A 7.500% 04/15/2029 Callable @ 103.750 04/15/2026	200,000	206,342
Kaiser Aluminum Corp - 144A 4.500% 06/01/2031 Callable @ 102.250 06/01/2026	30,000	26,781
Knife River Holding Co - 144A 7.750% 05/01/2031 Callable @ 103.875 05/01/2026	45,000	47,142
LABL Escrow Issuer LLC - 144A 10.500% 07/15/2027	30,000	29,718
Mauser Packaging Solutions Holding Co - 144A 9.250% 04/15/2027 Callable @ 102.312 04/15/2025	105,000	107,363
Mauser Packaging Solutions Holding Co - 144A 7.875% 04/15/2027 Callable @ 103.938 02/15/2025	300,000	308,190
NOVA Chemicals Corp - 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	20,000	19,633
NOVA Chemicals Corp - 144A 4.250% 05/15/2029 Callable @ 101.063 05/15/2025	111,000	101,341
NOVA Chemicals Corp - 144A 8.500% 11/15/2028 Callable @ 104.250 11/15/2025	39,000	41,353
NOVA Chemicals Corp - 144A 9.000% 02/15/2030 Callable @ 104.500 08/15/2026	44,000	46,871
Novelis Corp - 144A 4.750% 01/30/2030 Callable @ 102.375 01/30/2025	45,000	42,221
Owens- 144A Brockway Glass Container Inc - 6.625% 05/13/2027	68,000	67,664
Scotts Miracle Gro Co/The 5.250% 12/15/2026 Callable @ 100.000 12/15/2024	135,000	134,894
Scotts Miracle Gro Co/The 4.500% 10/15/2029 Callable @ 101.500 10/15/2025	14,000	13,226
Scotts Miracle Gro Co/The 4.375% 02/01/2032 Callable @ 102.188 08/01/2026	56,000	50,627
Scotts Miracle Gro Co/The 4.000% 04/01/2031 Callable @ 102.000 04/01/2026	106,000	94,891
Standard Industries Inc/NJ - 144A 6.500% 07/30/2032 Callable @ 103.250 08/15/2027	24,000	24,149
Summit Materials LLC / Summit Materials Finance Corp - 144A 5.250% 01/15/2029 Callable @ 100.000 07/15/2025	54,000	53,539
Summit Materials LLC / Summit Materials Finance Corp - 144A 7.250% 01/15/2031 Callable @ 103.625 01/15/2027	24,000	24,935
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025	21,000	18,895
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.125% 04/01/2029 Callable @ 101.281 04/01/2025	146,000	78,341
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026	200,000	198,227
United States Steel Corp 6.875% 03/01/2029 Callable @ 101.719 03/01/2025	4,000	4,026
WR Grace Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 101.406 08/15/2025	63,000	58,182
WR Grace & Co- 144A Conn - 4.875% 06/15/2027 Callable @ 100.000 06/15/2025	124,000	121,693
		3,026,874
Real Estate (0.8%)
Iron Mountain Inc - 144A 5.000% 07/15/2028 Callable @ 100.000 07/15/2025	7,000	6,822
Iron Mountain Inc - 144A 5.250% 07/15/2030 Callable @ 102.625 07/15/2025	100,000	96,815
Kennedy Wilson Inc 5.000% 03/01/2031 Callable @ 102.500 03/01/2026	20,000	17,664
RHP Hotel Properties LP / RHP Finance Corp - 144A 4.500% 02/15/2029 Callable @ 101.500 02/15/2025	163,000	156,057
RHP Hotel Properties LP / RHP Finance Corp - 144A 7.250% 07/15/2028 Callable @ 103.625 07/15/2025	19,000	19,710
RHP Hotel Properties LP / RHP Finance Corp - 144A 6.500% 04/01/2032 Callable @ 103.250 04/01/2027	65,000	65,765
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 5.750% 02/01/2027 Callable @ 100.000 11/01/2026	44,000	44,307
		407,140
Utilities (1.6%)
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026 Callable @ 100.000 05/20/2026	85,000	83,276
AmeriGas Partners LP / AmeriGas Finance Corp - 144A 9.375% 06/01/2028 Callable @ 104.688 06/01/2025	39,000	40,081
Calpine Corp - 144A 5.250% 06/01/2026	3,000	2,979
Calpine Corp - 144A 4.625% 02/01/2029 Callable @ 101.156 02/01/2025	69,000	65,437
Calpine Corp - 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	28,312
NRG Energy Inc 6.625% 01/15/2027	9,000	8,987
NRG Energy Inc - 144A 3.375% 02/15/2029 Callable @ 100.844 02/15/2025	68,000	62,001
NRG Energy Inc - 144A 3.625% 02/15/2031 Callable @ 101.813 02/15/2026	18,000	15,937
NRG Energy Inc - 144A 7.000% 03/15/2033 Callable @ 100.000 12/15/2032	38,000	41,198
NRG Energy Inc - 144A 6.000% 02/01/2033 Callable @ 103.000 11/01/2027	46,000	45,800
PG&E Corp 5.000% 07/01/2028 Callable @ 100.833 07/01/2025	40,000	39,099
PG&E Corp 5.250% 07/01/2030 Callable @ 102.625 07/01/2025	10,000	9,746
(2) VISTRA CORP - 144A 7.000% Perpetual Maturity Callable @ 100.000 12/15/2026	70,000	70,591
Vistra Operations Co LLC - 144A 5.625% 02/15/2027	122,000	121,680
Vistra Operations Co LLC - 144A 5.000% 07/31/2027	10,000	9,869
Vistra Operations Co LLC - 144A 4.375% 05/01/2029 Callable @ 101.094 05/01/2025	22,000	20,941
Vistra Operations Co LLC - 144A 7.750% 10/15/2031 Callable @ 103.875 10/15/2026	80,000	84,496
Vistra Operations Co LLC - 144A 6.875% 04/15/2032 Callable @ 103.438 04/15/2027	42,000	43,420
		793,850

TOTAL CORPORATE BONDS (COST: $48,710,748)		$46,715,443

COMMON STOCKS (1.2%)
Communication Services (0.4%)	Shares
(3) Frontier Communications Parent Inc	1,519	54,274
(3) iHeartMedia Inc	1,902	3,766
+^INTELSAT EMERGENCE SA	3,888	122,472
(3) National CineMedia Inc	2,371	17,047
		197,559
Consumer Discretionary (0.5%)
+^(3) CLAIRE'S STORES	58	58
(3) Clear Channel Outdoor Holdings	4,640	6,821
+^(3) MyTheresa Series B Common Shares	21,320	5,330
+^(1)(3) NMG Parent LLC	240	32,400
VICI Properties, Inc	6,754	214,507
		259,116
Consumer Staples (0.0%)
+^(3) RITE AID EQUITY	273	0
		0
Energy (0.0%)
Chesapeake Energy Corp	12	1,017
		1,017
Health Care (0.3%)
(3) Endo Lux Equity	1,570	39,281
+^(3) ENVISION HEALTHCARE CORP	131	1,114
+^(1) International Oncology Care Inc	1,633	26,536
+^(3) Mallinckrodt Equity	1,199	91,184
		158,115
Materials (0.0%)
+^(3) Venator Finance Sarl/ Venator Materials	12	7,650
		7,650

TOTAL COMMON STOCK (COST: $1,324,197)		$623,457

CONVERTIBLE PREFERRED STOCKS (0.3%)
Consumer Discretionary (0.3%)	Shares
+^(3) MYT HOLDING CO (144A Series A)	53,840	42,803
+^(3) CLAIRE'S CONVERTIBLE PREFERRED EQUITY	53	91,425
TOTAL CONVERTIBLE PREFERRED STOCK (COST: $75,999)		$134,228

WARRANTS (0.0%)
Consumer Discretionary (0.0%)	Shares
+^(3) NMG WARRANTS	690	6,900
TOTAL WARRANTS (COST: $1,796)		$6,900

TOTAL INVESTMENTS IN SECURITIES (COST: $50,112,740) (95.2%)		$47,480,028

OTHER ASSETS LESS LIABILITIES (4.8%)		$2,416,434

NET ASSETS (100%)		$49,896,462

(1) All or a portion of the security is considered restricted at October 31, 2024. See Footnote.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of October 31, 2024.

(3) Non-income producing security.
(4) Issue is in default.
(5) Interest or dividend is partial paid-in-kind and partial cash. Rate paid in-kind is shown in parenthesis.
+ The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs. See Footnote.
#When-issued purchase as of October 31, 2024.
* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
^ Deemed by management to be illiquid security. See Footnote. Total fair value of illiquid securities amount to $516,945 representing 1.04% of net assets as of October 31, 2024.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $37,727,998 representing 75.6% of net assets as of October 31, 2024.

PLC - Public Limited Company

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of October 31, 2024, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity High Income Fund
Investments at cost	50,112,740
Unrealized appreciation	793,852
Unrealized depreciation	(3,426,564)
Net unrealized appreciation (depreciation)*	(2,632,712)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	336,714	-	286,743	623,457
Corporate Bonds	-	46,626,369	89,074	46,715,443
Convertible Preferred Stock	-	-	134,228	134,228
Warrants	-	-	6,900	6,900
Total	$336,714	$46,626,369	$516,945	$47,480,028

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, are presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The changes of the fair value of investments during the three months ended October 31, 2024, for which the Funds have used Level 3 inputs to determine the fair value are as followed:

High Income Fund	Balance as of 7/31/2024	Purchases	Sales	Realized Gain/(Loss)	Change in appreciation/ depreciation	Balance as of 10/31/2024	Net Change in unrealized appreciation/ depreciation for securities held on 7/31/24
Common Stock	$289,768	$91,426	($261,768)	$0	$167,317	$286,743	$(3,024.00)
Corporate Bonds	$119,121	$0	$0	$0	$(30,047)	$89,074	$-
Convertible Preferred Stock	$130,714	$0	$0	$0	$3,514	$134,228	$3,514.00
Warrants	$ 6,900	$0	$0	$0	$-	$ 6,900	$(8,625.00)

Asset Class	Fair Value at October 31, 2024	Valuation Technique	Unobservable Inputs	Range	Impact to Valuation from Input	Weighted Average
Common Stock	$260,207	Market Comparable Transaction	Broker Quote	$0.25 - $637.50	decrease	$77.07
Common Stock	$26,536	Market Comparable Companies	EBITDA Multiple	5.1	Increase	N/A
Corporate Bonds	$89,074	Market Comparable Companies	EBITDA Multiple, Liquidity Discount	4.50 - 10% to 25% liquidity discount	Increase	N/A
Convertible Preferred Stock	$42,803	Market Comparable Transaction	Broker Quote	$0.795	Increase	N/A
Convertible Preferred Stock	$91,425	Market Comparable Companies	EBITDA Multiple	8.419	Increase	N/A
Warrants	$6,900	Market Comparable Transaction	Broker Quote	$10.00	No change	N/A

Unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement.